Long-Term Debt - Schedule of Range of Inputs for Significant Assumptions Utilized to Determine Fair Value of Embedded Derivatives (Details)	Dec. 31, 2021 Rate $ / shares
June 2019 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Preferred stock, par value | $ / shares	$ 1.3
October 2019 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Preferred stock, par value | $ / shares	1.3
Q4 2020 Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Preferred stock, par value | $ / shares	1.98
Q4 2020 Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Preferred stock, par value | $ / shares	$ 2.32
Measurement Input, Risk Free Interest Rate [Member] | June 2019 Convertible Notes [Member] | Valuation, Income Approach [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of Inputs	1.8
Measurement Input, Risk Free Interest Rate [Member] | June 2019 Convertible Notes [Member] | Valuation, Income Approach [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of Inputs	2
Measurement Input, Risk Free Interest Rate [Member] | October 2019 Convertible Notes [Member] | Valuation, Income Approach [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of Inputs	0.9
Measurement Input, Risk Free Interest Rate [Member] | October 2019 Convertible Notes [Member] | Valuation, Income Approach [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of Inputs	1.8
Measurement Input, Risk Free Interest Rate [Member] | Q4 2020 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Range of Inputs	0.1
Measurement Input, Discount Rate [Member] | June 2019 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Range of Inputs	15
Measurement Input, Discount Rate [Member] | October 2019 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Range of Inputs	15
Measurement Input, Discount Rate [Member] | Q4 2020 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Range of Inputs	15
Measurement Input Additional Discount Factor [Member] | June 2019 Convertible Notes [Member] | Valuation, Income Approach [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of Inputs	0.1
Measurement Input Additional Discount Factor [Member] | June 2019 Convertible Notes [Member] | Valuation, Income Approach [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of Inputs	0.9
Measurement Input Additional Discount Factor [Member] | October 2019 Convertible Notes [Member] | Valuation, Income Approach [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of Inputs	0.9
Measurement Input Additional Discount Factor [Member] | October 2019 Convertible Notes [Member] | Valuation, Income Approach [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of Inputs	4.7
Measurement Input Additional Discount Factor [Member] | Q4 2020 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Range of Inputs	4.7
Measurement Input, Price Volatility [Member] | June 2019 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Range of Inputs	15.3
Measurement Input, Price Volatility [Member] | October 2019 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Range of Inputs	15.3
Measurement Input, Price Volatility [Member] | Q4 2020 Convertible Notes [Member] | Valuation, Income Approach [Member]
Debt Instrument [Line Items]
Range of Inputs	20